Fair Value of Financial Instruments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
Cash and cash equivalents - Book Value	$ 71,931	$ 86,569	$ 45,538	$ 40,529
Cash and cash equivalents - Fair Value	71,931	86,569
Senior notes - Book Value	(375,000)	(290,000)
Senior notes - Fair Value	(378,049)	(314,650)
Capital lease obligations - Book Value	(22,360)	(23,759)
Capital lease obligations - Fair Value	(22,360)	(23,759)
Long-term debt, including current portion - Book Value	(459)	(528)
Long-term debt, including current portion - Fair Value	$ (459)	$ (528)